MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
MARKETABLE SECURITIES	A summary of the movements in marketable securities for the years ended December 31, 2022 and 2021 is presented in the table below:

(in thousands of $)	2022	2021
Balance at the beginning of the year	2,435	8,475
Marketable securities acquired	167,709	357
Proceeds from sale of marketable securities	—	(14,074)
Gain on sale of marketable securities	—	7,881
Unrealized gain (loss) on marketable securities held at end of the year	66,137	(204)
Balance at the end of the year	236,281	2,435